Expense Example (Currency Strategies Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Currency Strategies Trust
Expense Example:
Year 1	$ 106
Year 3	331
Series II, Currency Strategies Trust
Expense Example:
Year 1	126
Year 3	393
Series NAV, Currency Strategies Trust
Expense Example:
Year 1	101
Year 3	$ 315